Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,471,280,949.11	45,366		54.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,320,000.00	4.594%		December 15, 2023
Class A-2a Notes	$300,340,000.00	5.37%		August 15, 2025
Class A-2b Notes	$160,000,000.00	6.10600%	*	August 15, 2025
Class A-3 Notes	$460,340,000.00	5.27%		May 15, 2027
Class A-4 Notes	$75,000,000.00	5.30%		March 15, 2028
Class B Notes	$39,480,000.00	5.98%		June 15, 2028
Class C Notes	$26,300,000.00	6.46%		May 15, 2030
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.76%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,050,579.62

Principal:
Principal Collections	$24,132,851.47
Prepayments in Full	$10,091,970.83
Liquidation Proceeds	$267,672.07
Recoveries	$67,083.04
Sub Total	$34,559,577.41
Collections	$37,610,157.03

Purchase Amounts:
Purchase Amounts Related to Principal	$17,246.22
Purchase Amounts Related to Interest	$67.88
Sub Total	$17,314.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,627,471.13

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	15
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,627,471.13
Servicing Fee	$738,021.63	$738,021.63	$0.00	$0.00	$36,889,449.50
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,889,449.50
Interest - Class A-2a Notes	$470,913.56	$470,913.56	$0.00	$0.00	$36,418,535.94
Interest - Class A-2b Notes	$285,253.19	$285,253.19	$0.00	$0.00	$36,133,282.75
Interest - Class A-3 Notes	$2,021,659.83	$2,021,659.83	$0.00	$0.00	$34,111,622.92
Interest - Class A-4 Notes	$331,250.00	$331,250.00	$0.00	$0.00	$33,780,372.92
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,780,372.92
Interest - Class B Notes	$196,742.00	$196,742.00	$0.00	$0.00	$33,583,630.92
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,583,630.92
Interest - Class C Notes	$141,581.67	$141,581.67	$0.00	$0.00	$33,442,049.25
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,442,049.25
Regular Principal Payment	$30,543,437.72	$30,543,437.72	$0.00	$0.00	$2,898,611.53
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,898,611.53
Residual Released to Depositor	$0.00	$2,898,611.53	$0.00	$0.00	$0.00
Total		$37,627,471.13

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,543,437.72
Total					$30,543,437.72

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,927,479.87	$66.35	$470,913.56	$1.57	$20,398,393.43	$67.92
Class A-2b Notes	$10,615,957.85	$66.35	$285,253.19	$1.78	$10,901,211.04	$68.13
Class A-3 Notes	$0.00	$0.00	$2,021,659.83	$4.39	$2,021,659.83	$4.39
Class A-4 Notes	$0.00	$0.00	$331,250.00	$4.42	$331,250.00	$4.42
Class B Notes	$0.00	$0.00	$196,742.00	$4.98	$196,742.00	$4.98
Class C Notes	$0.00	$0.00	$141,581.67	$5.38	$141,581.67	$5.38
Total	$30,543,437.72	$23.21	$3,447,400.25	$2.62	$33,990,837.97	$25.83

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$105,232,079.36	0.3503765	$85,304,599.49	0.2840268
Class A-2b Notes	$56,060,240.72	0.3503765	$45,444,282.87	0.2840268
Class A-3 Notes	$460,340,000.00	1.0000000	$460,340,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$762,412,320.08	0.5794375	$731,868,882.36	0.5562244

Pool Information
Weighted Average APR	3.927%	3.943%
Weighted Average Remaining Term	43.67	42.93
Number of Receivables Outstanding	33,628	32,887
Pool Balance	$885,625,952.62	$850,520,697.44
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$798,065,126.24	$766,995,109.69
Pool Factor	0.6019421	0.5780818

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,367.68
Yield Supplement Overcollateralization Amount	$83,525,587.75
Targeted Overcollateralization Amount	$118,651,815.08
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$118,651,815.08

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,367.68
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,367.68
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,367.68

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	15
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		68	$595,514.59
(Recoveries)		31	$67,083.04
Net Loss for Current Collection Period			$528,431.55
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7160%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4704%
Second Prior Collection Period			1.0117%
Prior Collection Period			0.3646%
Current Collection Period			0.7305%
Four Month Average (Current and Prior Three Collection Periods)			0.6443%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		941	$4,590,771.70
(Cumulative Recoveries)			$246,129.51
Cumulative Net Loss for All Collection Periods			$4,344,642.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2953%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,878.61
Average Net Loss for Receivables that have experienced a Realized Loss			$4,617.05

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.20%	298	$10,211,734.16
61-90 Days Delinquent	0.19%	46	$1,606,415.17
91-120 Days Delinquent	0.05%	11	$415,021.43
Over 120 Days Delinquent	0.04%	8	$336,290.32
Total Delinquent Receivables	1.48%	363	$12,569,461.08

Repossession Inventory:
Repossessed in the Current Collection Period		14	$563,839.88
Total Repossessed Inventory		33	$1,287,050.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2242%
Prior Collection Period			0.2082%
Current Collection Period			0.1976%
Three Month Average			0.2100%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2772%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-D
Monthly Investor Report

Collection Period	January 2024
Payment Date	2/15/2024
Transaction Month	15

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	112	$4,298,498.57
2 Months Extended	176	$6,986,452.49
3+ Months Extended	31	$1,112,194.53

Total Receivables Extended	319	$12,397,145.59
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer